REVENUE - Schedule of Activity in the Allowance for Uncollectible Accounts on Customer Receivables and Other Receivables (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Deferred future recovery (refund)	$ 7		$ 31
Customer Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6	$ 6	6	$ 9	$ 21
Provision for expected credit losses	1	8	8	5	(1)
Charged to other accounts	1		3	4	3
Write-offs	(3)		(11)	(12)	(14)
Ending balance	5		6	6	9
Deferred future recovery (refund)			8	5	(1)
Customer Receivables | First Energy [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	57	55	55	64	137
Provision for expected credit losses	20		94	73	8
Charged to other accounts	14		37	39	34
Write-offs	(39)		(129)	(121)	(115)
Ending balance	52		57	55	64
Deferred future recovery (refund)			31	17	(15)
Other Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	0	6	6
Provision for expected credit losses			1	0	0
Charged to other accounts			0	(6)	0
Write-offs			(1)	0	0
Ending balance			0	0	6
Other Receivables | First Energy [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 11	$ 6	6	15	11
Provision for expected credit losses			9	1	7
Charged to other accounts			0	(5)	(1)
Write-offs			(4)	(5)	(2)
Ending balance			$ 11	$ 6	$ 15